Investment in Debt Securities and Other Long-term Investments - Summary of Investment in Debt Securities and Other Long-term Investments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 250	₱ 700
Current portion of investment in debt securities and other long-term investments (Note 12)	100	326
Investment in debt securities and other long-term investments – net of current portion (Note 12)	150	374
Investment in debt securities and other long-term investments	250	700
Security Bank Corporation Time Deposits [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	100	348
Investment in debt securities and other long-term investments	100	348
GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	150	150
Investment in debt securities and other long-term investments	₱ 150	150
PSALM Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments		202
Investment in debt securities and other long-term investments		₱ 202